Deposits (Narrative) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Deposits [Line Items]
Security deposit	$ 17,845	$ 28,048
ANDE [Member]
Deposits [Line Items]
Security deposit	$ 3,360	$ 0